Related Parties and Party-In-Interest Transactions (Details) - Parent Company common stock - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held (in shares)	35,885	47,001
Fair value	$ 6,964,222	$ 10,663,075
Number of shares purchased (in shares)	882
Value of shares purchased	$ 170,724
Number of shares sold (in shares)	11,998
Value of shares sold	$ 2,343,641
Dividend income	$ 160,347